UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
"Report for the calendar Year or Quarter Ended:  March 31, 2006"

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.)	[ ]  is a restatement
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	"Whitney Asset Management, LLC"
Address:	700 North Brand Avenue
 	Suite 560
 	"Glendale, CA  91203-1238"
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
"is authorized to submit it, that all information contained herein is true," "correct and complete, and that it is understood that all required items," "statements, schedules, lists, and tables, are considered integral parts" of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Sharla McDougal
Title	Account Manager
Phone:	(800) 537-8043
"Signature, Place, and Date of Signing:"



	Sharla McDougal
	"Glendale, California"
	"May 11, 2006"

Report type (Check only one.):
[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number        Name
NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 0
Form 13F Information Table Entry Total:		 0
Form 13F Information Table Value Total:		 0
List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
			VALUE	SHRS OR		 SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	(x$1000)	PRN AMT		 PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE